Summary of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2012
Goodwill [Line Items]
Beginning balance	$ 448,121	$ 425,514	$ 424,671
Foreign currency translation	(14,310)	22,607
Ending balance	$ 433,811	$ 448,121	$ 424,671